Fees Summary	Sep. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,077,000
Previously Paid Amount	0.00
Total Fee Amount	317.99
Total Offset Amount	0.00
Net Fee	317.99
Narrative - Max Aggregate Offering Price	$ 2,077,000
Final Prospectus	true